OPTIONS AND WARRANTS (Details) - USD ($)																								1 Months Ended					3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 09, 2016	Feb. 09, 2016	Dec. 22, 2015	Dec. 18, 2015	Nov. 18, 2015	Oct. 29, 2015	Oct. 23, 2015	Aug. 17, 2015	May. 11, 2015	May. 08, 2015	May. 05, 2015	Apr. 22, 2015	Apr. 15, 2015	Mar. 31, 2015	Feb. 27, 2015	Feb. 10, 2015	Jan. 23, 2015	Sep. 12, 2014	Feb. 28, 2014	Jan. 31, 2014	Jan. 09, 2013	Oct. 19, 2012	May. 11, 2011	Dec. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Jul. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																1,800,000	3,478,498
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted																													0
Share Price (in Dollars per share)														$ 1.40																$ 1.40
Share Based Compensation Award, Options Granted in Period, Term of Awards																																	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																																10,000	0
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)																																$ 2.09
Share-based Compensation (in Dollars)																													$ 1,119,319	$ 1,634,714		$ 7,968,036	$ 5,743,425
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)																								$ 56,667								$ 0	$ 56,667
Class of Warrant or Rights, Granted					100,000		33,334		374,641									2,000										12,246	143,000			3,728,479	2,396,732
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 1.50
Warrants, Term of Warrants									5 years																								5 years
Class of Warrant or Right, Outstanding																								5,113,990					7,221,685			7,078,685	5,113,990	2,717,258
Class of Warrant or Rights, Exercised																													0			164,184	0
Fair Value Assumptions, Expected Volatility Rate																													143.00%	141.00%
Fair Value Assumptions, Risk Free Interest Rate																													0.23%
Fair Value Assumptions, Expected Dividend Rate																													0.00%	0.00%
Stock Issued During Period, Shares, New Issues					200,000		66,667											4,000										24,490	250,000			2,645,432	956,179
Private Placement [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)																																$ 1.30
Class of Warrant or Rights, Granted			166,667	116,668	188,335	43,334	108,336													64,626				358,470	93,600	135,120	137,856
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 1.95	$ 1.95	$ 1.95	$ 1.95														$ 3.67					$ 2.75	$ 2.75	$ 3.75	$ 3.67
Warrants, Term of Warrants																				5 years					5 years	5 years	5 years
Warrant, Expriation Date			Dec. 22, 2018	Dec. 18, 2018	Nov. 18, 2018	Oct. 29, 2018	Oct. 23, 2018
Stock Issued During Period, Shares, New Issues							1.95
Warrants at $2.50 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																													$ 2.50			$ 2.50
Class of Warrant or Right, Outstanding																													100,000			100,000
Warrants at $2.50 [Member] | Private Placement [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted														410,360	223,000		428,400							204,840
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)														$ 2.50	$ 2.50		$ 2.50							$ 2.50						$ 2.50			$ 2.50
Warrants, Term of Warrants																								6 months
Warrant, Expriation Date														Jul. 31, 2015	Jul. 31, 2015	Jul. 31, 2015	Jul. 31, 2015
Warrants at $3.75 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																													$ 3.75			$ 3.75
Class of Warrant or Right, Outstanding																													1,340,556			1,340,556
Warrants at $3.75 [Member] | Private Placement [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted														307,770			321,300							153,630
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)														$ 3.75	$ 3.75	$ 3.75	$ 3.75							$ 3.75						$ 3.75			$ 3.75
Warrant, Expriation Date														Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2020							Mar. 31, 2020
Warrants at $2.00 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																													$ 2.00			$ 2.00
Class of Warrant or Right, Outstanding																													100,000			100,000
Warrants at $1.95 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																													$ 1.95			$ 1.95
Class of Warrant or Right, Outstanding																													779,674			654,674
Warrants at $1.95 [Member] | Private Placement [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted	100,000	25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.95	$ 1.95
Warrant, Expriation Date	Mar. 09, 2019	Feb. 09, 2019
Warrants at $1.50 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																													$ 1.50			$ 1.50
Class of Warrant or Right, Outstanding																													4,009,391			3,991,391
Series C Preferred Stock [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted									374,641										3,721,518		1,330,627
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 1.50										$ 1.50	$ 2.61	$ 2.61							$ 2.61
Warrants, Term of Warrants																					5 years		5 years
Class of Warrant or Right, Outstanding																				2,138,800								2,138,800
Fair Value Assumptions, Expected Volatility Rate																													144.00%
Stock Issued During Period, Shares, New Issues									450																						2,181
Series C Preferred Stock [Member] | Private Placement [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted									374,641
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 1.50
Warrant, Expriation Date									May 11, 2020
Series C Preferred Stock [Member] | Warrants at $2.50 [Member] | Private Placement [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																337,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																$ 2.50
Series C Preferred Stock [Member] | Warrants at $3.75 [Member] | Private Placement [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted															167,250	252,750
Restricted Stock [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted																																175,000
Share-based Compensation (in Dollars)																													$ 50,084	$ 0		$ 338,614	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)																													3,302			$ 53,386
Cashless Exercise of Warrants [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities													99,552																			99,552
Class of Warrant or Rights, Exercised													156,102																			156,102
Exercise of Warrants for Cash [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 2.50	$ 3.67																					$ 3.09
Stock Issued During Period, Shares, Conversion of Convertible Securities										4,000	4,082																					8,082
Class of Warrant or Rights, Exercised										4,000	4,082
Services Provided [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)																																$ 46,993
Share-based Compensation (in Dollars)																													$ 36,405	0
Warrants, Term of Warrants								1 month
Warrant, Expriation Date								Aug. 17, 2018
Class of Warrant or Rights, Vesting Rights								vest at 1/12 per month over one year
Warrants, Fair Value of Warrants, Granted (in Dollars)								$ 104,505
Fair Value Assumptions, Expected Dividend Rate								0.00%
Services Provided [Member] | Warrants at $2.50 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted								100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								$ 2.50
Services Provided [Member] | Warrants at $2.00 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted								100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								$ 2.00
Private Placmeent Services [Member] | Private Placement [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted			20,000	20,000	25,200	6,134	11,334
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50
Warrant, Expriation Date			Dec. 22, 2018	Dec. 18, 2018	Nov. 18, 2018	Oct. 29, 2018	Oct. 23, 2018
Warrants Issued to Placement Agents [Member] | Warrants at $1.50 [Member] | Private Placement [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted	12,000	6,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.50	$ 1.50
Warrant, Expriation Date	Mar. 09, 2019	Feb. 09, 2019
2012 Equity Incentive Plan [Member] | Officers, Directors and Key Consultants [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																1,800,000	3,478,498
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted																													150,000			1,452,500	654,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)																																$ 1.56	$ 2.21
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in Dollars per share)																																$ 3.99	$ 2.50
Share Based Compensation Award, Options Granted in Period, Term of Awards																																7 years
2012 Equity Incentive Plan [Member] | Employee Stock Option [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																						11,686,123
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																						the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder.
Common Stock, Capital Shares Reserved for Future Issuance																													1,440,933			1,250,000
Share Price (in Dollars per share)																													$ 1.40			$ 1.30
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												10,000
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)												$ 2.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars)																													$ 697,649	$ 798,789		$ 4,471,603	$ 4,193,425
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)																								$ 3,778,589					$ 1,084,926			$ 1,782,575	$ 3,778,589
Maximum [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)																								$ 2.50								$ 3.99	$ 2.50
Fair Value Assumptions, Risk Free Interest Rate																													1.01%	0.89%
Maximum [Member] | Services Provided [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)								$ 1.40
Fair Value Assumptions, Expected Volatility Rate								118.88%
Fair Value Assumptions, Risk Free Interest Rate								1.31%
Maximum [Member] | 2012 Equity Incentive Plan [Member] | Employee Stock Option [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																						10 years
Minimum [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)																								$ 2.21								$ 1.42	$ 2.21
Fair Value Assumptions, Risk Free Interest Rate																													0.39%	0.56%
Minimum [Member] | Services Provided [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)								$ 1
Fair Value Assumptions, Expected Volatility Rate								118.80%
Fair Value Assumptions, Risk Free Interest Rate								0.92%